Acquisitions, QSAM Biosciences, Inc. (Details) $ / shares in Units, $ in Thousands	Jul. 31, 2024 $ / shares shares	May 03, 2024 AUD ($) $ / shares shares	May 03, 2024 $ / shares
Acquisition [Abstract]
Ordinary shares issued per share (in dollars per share) | $ / shares		$ 18.05
QSAM Biosciences, Inc [Member]
Acquisition [Abstract]
Final purchase price		$ 68,632
Number of fully paid ordinary issued (in shares) | shares	409,026	3,671,120
Ordinary shares issued per share (in dollars per share) | (per share)	$ 18.2	$ 14.8	$ 14.8
Contingent value rights		$ 90,000
Consideration [Abstract]
Cash paid		6,726
Equity issued		61,906
Performance rights issued		67,943
Total consideration		136,575
Recognized amounts of identifiable assets acquired and liabilities assumed [Abstract]
Cash and cash equivalents		18
Trade and other receivables		52
Intellectual property		136,505
Total identifiable assets and liabilities		$ 136,575